SCHEDULE OF DEBT (Details) - USD ($)	Sep. 30, 2023	May 12, 2023	Jan. 12, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Principal balance				$ 4,100,537		$ 14,032,528
Accrued interest				18,450		163,517
Fair value adjustment				287,771
Net debt balance	$ 350,932	$ 600,000	$ 600,000	4,406,758		17,189,106
Fair value adjustment						2,993,061
2022 Notes [Member]
Short-Term Debt [Line Items]
Principal balance				3,905,264
Accrued interest				10,544
Fair value adjustment				287,771
Net debt balance				4,203,579	$ 4,240,000
Fair value adjustment					$ 500,000
Financed Insurance [Member]
Short-Term Debt [Line Items]
Principal balance				195,273		385,187
Accrued interest				7,906		4,082
Fair value adjustment
Net debt balance				$ 203,179		389,269
Fair value adjustment
2021 Notes [Member]
Short-Term Debt [Line Items]
Principal balance						13,647,341
Accrued interest						159,435
Net debt balance						16,799,837
Fair value adjustment						$ 2,993,061